LEASES AND RELATED PARTY LEASES (Tables)	12 Months Ended
Dec. 31, 2013
Leases [Abstract]
Schedule Of Minimum Lease Payments for Operating Leases
Future minimum lease payments under operating leases at December 31, 2013 were as follows:

	Related Parties	Third Parties	Total
	(In thousands)
2014	$272	$11,828	$12,100
2015	272	9,617	9,889
2016	272	7,214	7,486
2017	272	4,608	4,880
2018	296	3,884	4,180
Thereafter	4,137	24,266	28,403
Total minimum lease payments	$5,521	$61,417	$66,938

Schedule of Future Minimum Lease Payments for Capital Leases
Future minimum lease payments under capital leases at December 31, 2013 were as follows:

Payments under capital leases (In thousands)
2014	$569
2015	569
2016	569
Total minimum lease payments	1,707
Amount representing interest	132
Present value of minimum lease payments	$1,575